Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous current assets [abstract]
Schedule of Other Current Assets

	2025	2024
	US$'000	US$'000
		(Recast)
Other receivables	1,286	1,767
GST receivables	1,840	5,047
Prepayments	12,963	6,844
Total other current assets	16,089	13,658